UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2008 - JUNE 30, 2009

ITEM 1.  PROXY VOTING RECORD.

Issuer Name:  Fleetwood Enterprises, Inc.
Ticker:     FLE
CUSIP:    339099103
Meeting Date:       September 18, 2008                            Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees:

	Loren K. Carroll	Issuer	For	For
	J. Michael Hagan	Issuer	For	For
	John T. Montford	Issuer	For	For

2	Increase the total number of shares of capital stock
Fleetwood is authorized to issue from 160,000,000
Shares to 310,000,000 shares by increasing the total
Number of authorized shares of common stock from
150,000,000 shares to 300,000,000 shares and to
Decrease the par value of the common stock from
	$1.00 per share to $0.01 per share	Issuer	For	Against

3	Approve possible issuance of shares of common stock
in settlement of potential obligation to repurchase
outstanding 5% convertible senior subordinated
	debentures	Issuer	For	For

4.	Ratify appointment of Ernst & Young LLP as
independent registered public accounting firm for
	Fiscal year 2009	Issuer	For	For

5.	Authorize the Board of Directors to adjourn or
	postpone the annual meeting	Issuer	For	For

Issuer Name:  ITC Deltacom, Inc.
Security:  New Common Stock
Ticker:
CUSIP:
Meeting Date:       May 12, 2009                                    Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

	John Almeida, Jr.	Issuer	For	For
	Philip M. Tseng	Issuer	For	For
	Randall E. Curran	Issuer	For	For
	John J. DeLucca	Issuer	For	For
	Clyde A. Heintzelman	Issuer	For	For
	Michael E. Leitner	Issuer	For	For
	Thomas E. McInerney	Issuer	For	For
	R. Gerald McCarley	Issuer	For	For
	Sanjay Swani	Issuer	For	For

Issuer Name:  Owens Corning
Ticker:     OC
CUSIP:    690742101
Meeting Date:       December 4, 2008                               Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

	Gaston Caperton	Issuer	For	For
	Ann Iverson	Issuer	For	For
	Joseph F. Neely	Issuer	For	For
	W. Ann Reynolds	Issuer	For	For
	Robert B. Smith, Jr.	Issuer	For	For

2	To ratify PriceWaterhouseCoopers LLP as independent
	registered public accounting firm for the 2009 fiscal year	Issuer	For	For

Issuer Name:  Online Resources, Inc.
Ticker:     ORCC
CUSIP:    68273G-101
Meeting Date:       May 6, 2009                                        Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Class II Directors
of the Company

	John Dorman	Security Holder	Against	For
	Edward D. Horowitz	Security Holder	Against	For
	Bruce A Jaffe	Security Holder	Against	For

2	To ratify KPMG LLP as independent
	auditors for the year ending December 31, 2009	Issuer	For	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:  /s/ Elizabeth Greenwood
Name:  Elizabeth Greenwood
Title:  Secretary and Chief Compliance Officer
Date:  August 30, 2009